PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated Private Placement in which i) Sponsor and Ramnarain Joseph Jaigobind purchased 223,300 and 25,000 Private Units respectively, at a price of $10.00 per Private Unit, generating total proceeds of $2,483,000 and ii) the Sponsor purchased in aggregate of 1,000,000 $15 Private Warrants”) at a price of $0.10 per $15 Private Warrant, each exercisable to purchase one shares of common stock at $15.00 per share, for an aggregate purchase price of $100,000.

NOTE 4. PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 1,000,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant, and 223,300 and 25,000 Private Units at a price of $10.00 per Private Unit by Sponsor and Ramnaraine Jospeh Jaigobind, respectively, in each case, from the Company in a private placement that will occur simultaneously with the closing of the Proposed Offering. The aggregate gross proceeds from the sale of $15 Private Warrants, and Private Units will be $2,583,000. If the Company does not complete a Business Combination within the Combination Period, the $15 Private Warrants and the Private Unit Warrants will expire worthless. The $15 Private Warrants will be non-redeemable for cash and exercisable on a cashless basis. Each $15 Private Warrant will entitle the holder to purchase one share of common stock at its respective exercise price. Each Private Right will entitle the holder to receive one-tenth of common shares